Subsequent Events (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 02, 2021	Jan. 15, 2021	Jan. 11, 2021	Jun. 26, 2020	Jan. 31, 2021	Aug. 10, 2020	Jun. 29, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 23, 2021	Feb. 22, 2021	Jan. 07, 2020	Sep. 06, 2019	Aug. 30, 2019
Number of shares of common stock upon conversion of debt										$ 3,667,696
Number of shares issued				4,000,000,000		85,710,419	70,203,889	85,710,419
Warrants to purhase shares of common stock							73,635,000						8,644,474
Net proceeds from offerings									$ 1,163,000
Warrants exercise price per share													$ 0.40
Security deposits									$ 94,000	$ 76,500
Common stock, shares authorized									4,000,000,000	4,000,000,000
Common Stock [Member]
Number of shares of common stock upon conversion of debt, shares										1,467,078
Number of shares of common stock upon conversion of debt										$ 1,468
Series E Preferred Stock [Member]
Number of shares of common stock upon conversion of debt, shares
Number of shares of common stock upon conversion of debt
Warrants exercise price per share									$ 0.01
Securities Purchase Agreement [Member]
Warrants exercise price per share													$ 0.40	$ 2.50	$ 3.50
Subsequent Event [Member]
Purchase price		$ 100,000
Promissory note		192,000
Common stock, shares authorized											10,000,000,000	4,000,000,000
Subsequent Event [Member] | Shypdirect LLC [Member] | Ryder Truck Rental, Inc. [Member]
Sought damages value	$ 2,871,272
Contingent liability	2,871,272
Security deposits	164,565
Contingency loss	$ 3,035,837
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Gross proceeds from offerings					$ 1,330,000
Shares issued, price per share					$ 11.67
Transaction fees					$ 137,000
Net proceeds from offerings					$ 1,193,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Warrants to purhase shares of common stock					152,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Securities Purchase Agreement [Member]
Warrants to purhase shares of common stock					1,334
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Securities Purchase Agreement [Member] | Placement Agent [Member]
Warrants to purhase shares of common stock					30,400,000
Warrants exercise price per share					$ 0.01
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series E Preferred Stock [Member]
Number of shares issued					113,943
Warrants exercise price per share					$ 0.01
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Shypdirect LLC [Member] | Double D Trucking, Inc. [Member]
Purchase price		100,000
Promissory note		$ 400,000
Convertible Notes Payable [Member] | Subsequent Event [Member]
Number of shares of common stock upon conversion of debt, shares			15,454,545
Number of shares of common stock upon conversion of debt			$ 170,000